UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

Legg Mason Partners Dividend and Income Fund

FORM N-Q

APRIL 30, 2006

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited)

Shares	Security	Value
COMMON STOCKS - 64.5%
CONSUMER DISCRETIONARY - 3.2%
Media - 3.0%
75,000	Gannett Co. Inc.	$4,125,000
1	Interpublic Group of Cos. Inc.*	10
25,000	Meredith Corp.	1,240,000
424,000	Walt Disney Co.	11,855,040

	Total Media	17,220,050

Specialty Retail - 0.2%
25,000	Home Depot Inc.	998,250

	TOTAL CONSUMER DISCRETIONARY	18,218,300

CONSUMER STAPLES - 10.9%
Beverages - 3.1%
85,000	Coca-Cola Co.	3,566,600
237,377	PepsiCo Inc.	13,824,836

	Total Beverages	17,391,436

Food Products - 4.2%
1,948	Aurora Foods Inc. (a)(b)*	0
80,000	Campbell Soup Co.	2,571,200
100,000	General Mills Inc.	4,934,000
120,000	H.J. Heinz Co.	4,981,200
50,000	Hershey Co.	2,667,000
90,000	Kraft Foods Inc., Class A Shares	2,811,600
97,700	Wm. Wrigley Jr. Co.	4,598,739
24,425	Wm. Wrigley Jr. Co., Class B Shares	1,150,418

	Total Food Products	23,714,157

Household Products - 3.6%
100,000	Kimberly-Clark Corp.	5,853,000
250,000	Procter & Gamble Co.	14,552,500

	Total Household Products	20,405,500

	TOTAL CONSUMER STAPLES	61,511,093

ENERGY - 6.9%
Energy Equipment & Services - 1.5%
120,000	Schlumberger Ltd.	8,296,800

Oil, Gas & Consumable Fuels - 5.4%
135,000	BP PLC, Sponsored ADR	9,952,200
85,000	Canadian Natural Resources Ltd.	5,117,000
250,000	Exxon Mobil Corp.	15,770,000

	Total Oil, Gas & Consumable Fuels	30,839,200

	TOTAL ENERGY	39,136,000

FINANCIALS - 9.4%
Capital Markets - 1.9%
100,000	Bank of New York Co. Inc.	3,515,000
50,000	Merrill Lynch & Co. Inc.	3,813,000
50,000	Morgan Stanley	3,215,000

	Total Capital Markets	10,543,000

Commercial Banks - 2.2%
75,000	U.S. Bancorp	2,358,000
150,000	Wells Fargo & Co.	10,303,500

	Total Commercial Banks	12,661,500

Diversified Financial Services - 2.4%
95,000	Bank of America Corp.	4,742,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Shares	Security	Value
Diversified Financial Services - 2.4% (continued)
198,000	JPMorgan Chase & Co.	$8,985,240

	Total Diversified Financial Services	13,727,640

Insurance - 2.7%
187,500	Old Republic International Corp.	4,171,875
250,000	St. Paul Travelers Cos. Inc.	11,007,500

	Total Insurance	15,179,375

Thrifts & Mortgage Finance - 0.2%
75,000	Brookline Bancorp Inc.	1,110,000

	TOTAL FINANCIALS	53,221,515

HEALTH CARE - 6.8%
Pharmaceuticals - 6.8%
50,000	Bristol-Myers Squibb Co.	1,269,000
80,000	Eli Lilly & Co.	4,233,600
200,000	Johnson & Johnson	11,722,000
135,000	Merck & Co. Inc.	4,646,700
50,000	Novartis AG, Sponsored ADR	2,875,500
300,000	Pfizer Inc.	7,599,000
125,000	Wyeth	6,083,750

	TOTAL HEALTH CARE	38,429,550

INDUSTRIALS - 13.4%
Aerospace & Defense - 3.7%
130,000	Honeywell International Inc.	5,525,000
135,000	Raytheon Co.	5,976,450
150,000	United Technologies Corp.	9,421,500

	Total Aerospace & Defense	20,922,950

Air Freight & Logistics - 0.7%
50,000	United Parcel Service Inc., Class B Shares	4,053,500

Building Products - 1.0%
185,000	Masco Corp.	5,901,500

Commercial Services & Supplies - 1.9%
100,000	Pitney Bowes Inc.	4,185,000
175,000	Waste Management Inc.	6,555,500

	Total Commercial Services & Supplies	10,740,500

Electrical Equipment - 0.4%
100,000	American Power Conversion Corp.	2,224,000

Industrial Conglomerates - 5.4%
166,000	3M Co.	14,181,380
415,000	General Electric Co.	14,354,850
70,000	Tyco International Ltd.	1,844,500

	Total Industrial Conglomerates	30,380,730

Road & Rail - 0.3%
20,000	Burlington Northern Santa Fe Corp.	1,590,600

	TOTAL INDUSTRIALS	75,813,780

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.8%
203,190	Motorola Inc.	4,338,106

Computers & Peripherals - 1.4%
125,000	Hewlett-Packard Co.	4,058,750
50,000	International Business Machines Corp.	4,117,000

	Total Computers & Peripherals	8,175,750

IT Services - 0.8%
100,000	Automatic Data Processing Inc.	4,408,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 0.0%
319	Freescale Semiconductor Inc., Class B Shares*	$10,103

Software - 0.6%
145,000	Microsoft Corp.	3,501,750

	TOTAL INFORMATION TECHNOLOGY	20,433,709

MATERIALS - 6.8%
Chemicals - 4.3%
125,000	Dow Chemical Co.	5,076,250
212,000	E.I. du Pont de Nemours & Co.	9,349,200
50,000	Ecolab Inc.	1,890,000
115,000	PPG Industries Inc.	7,718,800

	Total Chemicals	24,034,250

Metals & Mining - 2.1%
140,005	Alcoa Inc.	4,729,369
32,000	Rio Tinto PLC, Sponsored ADR	7,126,400

	Total Metals & Mining	11,855,769

Paper & Forest Products - 0.4%
35,000	Weyerhaeuser Co.	2,466,450

	TOTAL MATERIALS	38,356,469

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
65,000	AT&T Inc.	1,703,650
105,000	Verizon Communications Inc.	3,468,150

	TOTAL TELECOMMUNICATION SERVICES	5,171,800

UTILITIES - 2.6%
Electric Utilities - 1.1%
218,400	Duke Energy Corp.	6,359,808

Multi-Utilities - 1.5%
70,000	Ameren Corp.	3,525,900
115,000	KeySpan Corp.	4,643,700

	Total Multi-Utilities	8,169,600

	TOTAL UTILITIES	14,529,408

	TOTAL COMMON STOCKS (Cost - $287,889,704)	364,821,624

CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
6,100	Crown Castle International Corp., 6.250% due 8/15/12 (Cost - $180,325)	337,025

Face Amount	Rating‡
CORPORATE BONDS & NOTES - 13.9%
Aerospace & Defense - 0.2%
$175,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	174,125
125,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	129,375
200,000	B+	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	194,500
350,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	366,625

		Total Aerospace & Defense	864,625

Airlines - 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
75,453	B+	Series 2000-2, Class C, 8.312% due 4/2/11	71,880
510,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	507,216

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Airlines - 0.2% (continued)
		United Airlines Inc., Pass-Through Certificates:
$162,820	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (c)	$161,869
245,469	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (c)	243,602
		Series 2001-1:
105,000	NR	Class B, 6.932% due 9/1/11 (c)	107,166
230,000	NR	Class C, 6.831% due 9/1/08 (c)	218,644

		Total Airlines	1,310,377

Auto Components - 0.1%
135,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	137,025
200,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	182,000
200,000	BB-	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	216,000

		Total Auto Components	535,025

Automobiles - 0.5%
		DaimlerChrysler North American Holding Corp.:
500,000	BBB	5.875% due 3/15/11	498,287
480,000	BBB	Notes, 4.050% due 6/4/08	466,137
		Ford Motor Co.:
		Debentures:
100,000	BB-	6.625% due 10/1/28	69,000
65,000	BB-	8.900% due 1/15/32	49,888
1,175,000	BB-	Notes, 7.450% due 7/16/31	863,625
		General Motors Corp., Senior Debentures:
175,000	B	8.250% due 7/15/23	127,750
950,000	B	8.375% due 7/15/33	712,500

		Total Automobiles	2,787,187

Beverages - 0.0%
175,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	178,938

Building Products - 0.0%
90,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	94,050
150,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	154,500

		Total Building Products	248,550

Capital Markets - 0.4%
195,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	215,475
410,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	395,140
510,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	498,932
1,465,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (d)	1,357,032

		Total Capital Markets	2,466,579

Chemicals - 0.2%
190,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	200,925
150,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	168,750
90,000	BB-	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	94,500
335,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	371,850
135,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	149,006
225,000	B-	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	237,375

		Total Chemicals	1,222,406

Commercial Banks - 0.4%
300,000	BBB-	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/29/49 (e)(f)	308,941
325,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 1/29/49 (e)(f)	316,137

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Commercial Banks - 0.4% (continued)
$1,020,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	$978,713
940,000	AA-	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	901,021

		Total Commercial Banks	2,504,812

Commercial Services & Supplies - 0.3%
100,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	99,500
485,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	512,887
235,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	252,038
125,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	119,688
15,000	Caa1(g)	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	16,350
480,000	BBB	Waste Management Inc., 6.375% due 11/15/12	494,516

		Total Commercial Services & Supplies	1,494,979

Communications Equipment - 0.1%
675,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	602,438

Computers & Peripherals - 0.0%
75,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (e)	80,438

Consumer Finance - 0.6%
		Ford Motor Credit Co., Notes:
100,000	BB-	6.625% due 6/16/08	93,999
2,525,000	BB-	7.375% due 10/28/09 (d)	2,334,774
50,000	BB-	7.000% due 10/1/13	44,055
		General Motors Acceptance Corp.:
		Bonds:
230,000	BB	6.150% due 4/5/07	225,768
50,000	BB	8.000% due 11/1/31	47,535
130,000	BB	Global Notes, 6.125% due 2/1/07	127,921
		Notes:
620,000	BB	6.125% due 8/28/07	602,847
25,000	BB	7.250% due 3/2/11	23,927

		Total Consumer Finance	3,500,826

Containers & Packaging - 0.4%
205,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	224,475
275,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	268,125
5,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	4,875
225,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	238,500
750,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	783,750
150,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	152,250
95,000	NR	Pliant Corp., Senior Subordinated Notes, 13.000% due 6/1/10 (c)	45,125
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	347,526
350,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	323,750

		Total Containers & Packaging	2,388,376

Diversified Consumer Services - 0.2%
		Hertz Corp.:
75,000	B	Senior Notes, 8.875% due 1/1/14 (e)	80,063
150,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (e)	166,687
		Service Corp. International:
250,000	BB	Debentures, 7.875% due 2/1/13	260,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Diversified Consumer Services - 0.2% (continued)
$610,000	BB	Senior Notes, 6.500% due 3/15/08	$612,287

		Total Diversified Consumer Services	1,119,662

Diversified Financial Services - 1.3%
300,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	289,726
193,000	A-	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 11.437% due 7/31/09	207,716
930,000	AA-	Bank of America Corp., Senior Notes, 3.875% due 1/15/08	909,281
95,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	95,475
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	194,961
1,040,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	1,003,231
100,000	B3(g)	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	103,750
1,000,000	A	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	1,088,210
1,450,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (d)	1,381,582
200,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (f)	196,336
150,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (e)	149,438
1,000,000	BBB+	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	1,079,735
600,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	588,325

		Total Diversified Financial Services	7,287,766

Diversified Telecommunication Services - 0.6%
110,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	118,525
225,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	217,678
455,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(b)(c)	0
125,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (e)	91,250
400,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	429,341
110,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (e)	114,400
225,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	222,188
50,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	51,563
81,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	85,556
50,000	BB	Qwest Corp., Debentures, 7.500% due 6/15/23	49,875
320,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	296,311
1,500,000	A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (d)	1,472,524

		Total Diversified Telecommunication Services	3,149,211

Electric Utilities - 0.5%
		Edison Mission Energy, Senior Notes:
380,000	B+	10.000% due 8/15/08	410,875
75,000	B+	9.875% due 4/15/11	84,938
500,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	445,481
		FirstEnergy Corp., Notes:
300,000	BBB-	Series B, 6.450% due 11/15/11	309,725
600,000	BBB-	Series C, 7.375% due 11/15/31	653,864
150,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	142,500
210,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	240,450
300,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	287,906
190,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	193,542

		Total Electric Utilities	2,769,281

Electrical Equipment - 0.1%
650,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	663,322

Energy Equipment & Services - 0.1%
44,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	45,210
225,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	243,000

		Total Energy Equipment & Services	288,210

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES - 13.9% (continued)
Food Products - 0.2%
$150,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-2, 8.620% due 1/2/25	$157,722
225,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	225,000
200,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	219,000
300,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	282,000
275,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	277,062

		Total Food Products	1,160,784

Health Care Providers & Services - 0.6%
175,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	186,812
		DaVita Inc.:
125,000	B	Senior Notes, 6.625% due 3/15/13	124,062
135,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	135,675
100,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	105,625
		HCA Inc., Notes:
900,000	BB+	7.125% due 6/1/06	901,029
100,000	BB+	6.375% due 1/15/15	96,786
325,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	329,875
225,000	B-	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	255,375
300,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	309,000
		Tenet Healthcare Corp., Senior Notes:
450,000	B	7.375% due 2/1/13	421,875
25,000	B	9.875% due 7/1/14	26,063
275,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	269,844

		Total Health Care Providers & Services	3,162,021

Hotels, Restaurants & Leisure - 0.8%
58,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	57,855
200,000	CCC+	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	206,750
300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	298,500
490,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	529,812
50,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	51,000
275,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	264,687
225,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	235,125
200,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	217,500
250,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	246,875
105,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	109,463
200,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	193,000
125,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	125,625
		Mandalay Resort Group, Senior Subordinated:
140,000	B+	Debentures, 7.625% due 7/15/13	142,800
390,000	B+	Notes, Series B, 10.250% due 8/1/07	410,475
		MGM MIRAGE Inc., Senior Subordinated Notes:
100,000	B+	9.750% due 6/1/07	104,250
360,000	B+	8.375% due 2/1/11	380,700
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	121,875
175,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	175,875
250,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	262,500
150,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	150,375
200,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	197,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Hotels, Restaurants & Leisure - 0.8% (continued)
$250,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	$261,250

		Total Hotels, Restaurants & Leisure	4,743,792

Household Durables - 0.2%
		Interface Inc.:
150,000	B-	Senior Notes, 10.375% due 2/1/10	165,000
50,000	CCC	Senior Subordinated Notes, 9.500% due 2/1/14	52,250
75,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	78,750
680,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	722,414
125,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	131,875
185,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	191,475

		Total Household Durables	1,341,764

Household Products - 0.0%
		Nutro Products Inc.:
25,000	CCC	Senior Notes, 9.230% due 10/15/13 (e)(f)	25,625
55,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (e)	57,200
5,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	4,225

		Total Household Products	87,050

Independent Power Producers & Energy Traders - 0.4%
		AES Corp., Senior Notes:
75,000	B	9.500% due 6/1/09	81,188
400,000	B	7.750% due 3/1/14	419,000
600,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	597,077
335,000	B-	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16 (e)	335,000
200,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (e)	201,750
		NRG Energy Inc., Senior Notes:
100,000	B-	7.250% due 2/1/14	100,750
325,000	B-	7.375% due 2/1/16	328,656

		Total Independent Power Producers & Energy Traders	2,063,421

Industrial Conglomerates - 0.3%
270,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (a)	243,000
100,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	104,500
110,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	121,000
1,000,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13	998,232

		Total Industrial Conglomerates	1,466,732

Insurance - 0.1%
645,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	672,202

Internet & Catalog Retail - 0.0%
125,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	123,906

IT Services - 0.0%
225,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	235,406

Machinery - 0.1%
200,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	213,500
375,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	311,250
140,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	147,700

		Total Machinery	672,450

Media - 1.4%
150,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (e)	155,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Media - 1.4% (continued)
$25,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (e)	$27,250
418,845	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	426,698
		CCH I Holdings LLC, Senior Accreting Notes:
405,000	CCC-	13.500% due 1/15/14	289,575
630,000	CCC-	Step bond to yield 18.099% due 5/15/14	406,350
306,000	CCC-	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	273,870
125,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	126,250
75,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	77,625
1,100,000	BBB+	Comcast Corp., Notes, 6.500% due 1/15/15 (d)	1,122,247
		CSC Holdings Inc.:
250,000	B+	Debentures, Series B, 8.125% due 8/15/09	260,625
130,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	132,925
400,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	393,000
		EchoStar DBS Corp., Senior Notes:
175,000	BB-	6.625% due 10/1/14	169,094
425,000	BB-	7.125% due 2/1/16 (e)	417,031
100,000	B+	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 9.614% due 1/15/12 (f)	102,000
195,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	211,088
1,015,000	BBB	News America Inc., 6.200% due 12/15/34	941,561
225,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	212,625
		R.H. Donnelley Corp.:
		Senior Discount Notes:
100,000	B	Series A-1, 6.875% due 1/15/13 (e)	93,500
175,000	B	Series A-2, 6.875% due 1/15/13 (e)	163,625
400,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (e)	413,500
150,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	169,125
275,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	290,813
260,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	298,255
180,000	BBB+	Time Warner Inc., Debentures, 7.700% due 5/1/32	197,290
70,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (e)	69,588
200,000	B+	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	197,000
		XM Satellite Radio Inc., Senior Notes:
50,000	CCC	9.649% due 5/1/13 (e)(f)	50,750
90,000	CCC	9.750% due 5/1/14 (e)	90,900

		Total Media	7,779,785

Metals & Mining - 0.1%
225,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	248,063
25,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (e)	27,500

		Total Metals & Mining	275,563

Multi-Utilities - 0.1%
75,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	80,974
500,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	492,787

		Total Multi-Utilities	573,761

Multiline Retail - 0.1%
112,000	BBB-	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	128,684
100,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	107,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Multiline Retail - 0.1% (continued)
$132,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	$146,520

		Total Multiline Retail	382,704

Office Electronics - 0.1%
275,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	284,625

Oil, Gas & Consumable Fuels - 1.4%
420,000	BBB+	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	476,376
250,000	B	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (e)	258,750
		Chesapeake Energy Corp., Senior Notes:
350,000	BB	6.625% due 1/15/16	341,250
200,000	BB	6.250% due 1/15/18	190,500
25,000	BB	6.875% due 11/15/20 (e)	24,688
510,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	498,493
123,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	131,610
950,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	1,050,880
560,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	669,552
800,000	B-	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	798,000
275,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	272,937
850,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	962,195
85,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (e)	84,575
170,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	180,625
105,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	109,462
180,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	189,000
250,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	262,500
220,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	234,850
250,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	266,175
40,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	39,800
550,000	BB-	Williams Cos. Inc., Notes, 8.750% due 3/15/32	636,625
480,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	491,808

		Total Oil, Gas & Consumable Fuels	8,170,651

Paper & Forest Products - 0.4%
		Abitibi-Consolidated Inc.:
215,000	B+	Debentures, 8.850% due 8/1/30	198,875
125,000	B+	Notes, 7.750% due 6/15/11	124,375
190,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	192,850
645,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	628,875
		NewPage Corp., Senior Secured Notes:
30,000	CCC+	10.000% due 5/1/12	32,288
40,000	CCC+	10.930% due 5/1/12 (f)	44,000
45,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (e)	45,403
850,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	880,844

		Total Paper & Forest Products	2,147,510

Personal Products - 0.0%
175,000	CCC	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	137,375

Pharmaceuticals - 0.1%
75,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	73,500
225,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	223,875

		Total Pharmaceuticals	297,375

Real Estate Investment Trusts (REITs) - 0.2%
660,000	BB-	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	678,150

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Real Estate Investment Trusts (REITs) - 0.2% (continued)
		MeriStar Hospitality Corp., Senior Notes:
$200,000	B-	9.000% due 1/15/08	$212,250
50,000	B-	9.125% due 1/15/11	57,750

		Total Real Estate Investment Trusts (REITs)	948,150

Road & Rail - 0.0%
120,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.750% due 5/15/16 (e)	122,700
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
60,000	B-	10.250% due 6/15/07	62,700
20,000	B-	12.500% due 6/15/12	22,250
26,896	A	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	26,048

		Total Road & Rail	233,698

Semiconductors & Semiconductor Equipment - 0.1%
		Amkor Technology Inc.:
65,000	CCC+	Senior Notes, 7.125% due 3/15/11	62,075
160,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	163,800
65,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	60,938

		Total Semiconductors & Semiconductor Equipment	286,813

Specialty Retail - 0.0%
100,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	95,250

Textiles, Apparel & Luxury Goods - 0.1%
		Levi Strauss & Co., Senior Notes:
50,000	B-	9.740% due 4/1/12 (f)	52,313
55,000	B-	12.250% due 12/15/12	62,425
200,000	B-	9.750% due 1/15/15	212,000
125,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	129,687
400,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	278,000

		Total Textiles, Apparel & Luxury Goods	734,425

Thrifts & Mortgage Finance - 0.3%
350,000	A	Countrywide Home Loans Inc., 4.960% due 2/27/08 (f)	350,184
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (d)	1,318,750

		Total Thrifts & Mortgage Finance	1,668,934

Tobacco - 0.1%
740,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	785,910

Wireless Telecommunication Services - 0.5%
475,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	496,243
162,000	B-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	179,820
1,000,000	A-	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	1,033,179
800,000	B-	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	882,000

		Total Wireless Telecommunication Services	2,591,242

		TOTAL CORPORATE BONDS & NOTES (Cost - $78,303,407)	78,586,307

ASSET-BACKED SECURITIES - 4.6%
Automobiles - 1.3%
2,850,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11 (d)	2,782,585
2,500,000	AAA	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (d)(e)	2,393,247

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Automobiles - 1.3% (continued)
$2,000,000	AAA	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.159% due 2/25/11 (d)(e)(f)	$2,001,114

		Total Automobiles	7,176,946

Credit Card - 0.4%
2,075,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09 (d)	2,071,292

Diversified Financial Services - 0.0%
2,750,745	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(b)(c)	0

Home Equity - 0.4%
926,079	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (f)	895,496
1,400,000	Aaa(g)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35 (d)(f)	1,373,012
146,018	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.379% due 2/25/33 (f)	146,451

		Total Home Equity	2,414,959

Student Loan - 2.5%
1,512,859	AAA	Bear Stearns Asset Backed Securities Inc., Series 2006-1, Class A, 5.239% due 2/25/36 (d)(f)	1,514,171
		Countrywide Home Equity Loan Trust:
1,771,749	AAA	Series 2004-J, Class 2A, 5.191% due 12/15/33 (d)(f)	1,776,244
1,753,930	AAA	Series 2004-P, Class 2A, 5.221% due 3/15/34 (d)(f)	1,759,887
1,969,699	AAA	Series 2005-E, Class 2A, 5.121% due 11/15/35 (d)(f)	1,971,904
2,060,039	AAA	Series 2005-I, Class 2A, 5.131% due 2/15/36 (d)(f)	2,061,726
		SACO I Trust:
2,200,000	AAA	Series 2005-WM3, Class A3, 5.309% due 9/25/35 (d)(f)	2,202,143
1,109,830	AAA	Series 2006-1, Class A, 5.129% due 9/25/35 (f)	1,109,830
2,100,000	AAA	Series 2006-3, Class A3, 5.189% due 4/25/36 (d)(f)	2,101,898

		Total Student Loan	14,497,803

		TOTAL ASSET-BACKED SECURITIES (Cost - $29,437,852)	26,161,000

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 5.4%
		Banc of America Funding Corp.:
2,326,396	AAA	5.034% due 6/20/35 (d)	2,358,674
2,061,924	AAA	Series 2005-E, Class 7A1, 5.034% due 6/20/35 (d)	2,090,414
1,083,553	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.229% due 4/25/36 (e)	1,083,553
		Countrywide Alternative Loan Trust:
1,959,798	AAA	Series 2005-59, Class 1A1, 5.253% due 11/20/35 (d)	1,972,854
2,166,446	AAA	Series 2005-72, Class A1, 5.229% due 1/25/36 (d)	2,167,093
2,594,955	AAA	Series 2006-OA2, Class A5, 5.153% due 5/20/46 (d)	2,595,158
1,538,697	AAA	Downey Savings and Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2B, 5.343% due 9/19/44 (d)	1,550,218
2,000,000	AAA	Lehman XS Trust, Series 2006-4N, Class A2A, 5.179% due 4/25/46 (d)	2,000,000
2,035,164	AAA	Structured ARM Loan Trust, Series 2005-11, Class 3A, 5.414% due 5/25/35 (d)	2,024,170
2,600,000	AAA	Structured Asset Mortgage Investment Inc., Series 2006-AR3, Class 11A1, 5.210% due 4/25/36 (d)	2,600,000
1,577,773	AAA	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.129% due 1/25/36 (d)	1,575,489
		Washington Mutual:
1,979,389	AAA	Series 2005-AR1, Class A1A, 5.279% due 1/25/45 (d)	1,982,794
2,177,328	AAA	Series 2005-AR1, Class A2A1, 4.870% due 1/25/45 (d)	2,181,509
1,842,481	AAA	Series 2005-AR13, Class A1B3, 5.319% due 10/25/45 (d)	1,852,780

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - 5.4% (continued)
$2,599,267	AAA	Series 2005-AR17, Class A1A2, 5.249% due 12/25/45 (d)	$2,609,120

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,589,623)	30,643,826

Face Amount
MORTGAGE-BACKED SECURITIES - 11.4%
FHLMC - 0.9%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,808,900		4.000% due 12/1/07 (d)	1,762,615
3,575,000		5.000% due 5/11/36 (h)(i)	3,380,610

		TOTAL FHLMC	5,143,225

FNMA - 8.7%
		Federal National Mortgage Association (FNMA):
1,447,013		5.000% due 7/1/20-9/1/20	1,409,821
10,050,000		5.500% due 5/16/21-5/11/36 (h)(i)	9,804,625
925,440		6.500% due 4/1/29-5/1/29	946,371
71,167		8.500% due 10/1/30	76,819
1,010,103		7.500% due 7/1/32	1,051,559
7,500,000		5.000% due 5/11/36 (h)(i)	7,094,535
15,000,000		6.000% due 5/11/36 (h)	14,934,375
14,575,000		5.000% due 6/13/36 (h)	13,777,922

		TOTAL FNMA	49,096,027

GNMA - 1.8%
		Government National Mortgage Association (GNMA):
251,295		7.000% due 2/15/24	261,005
1,627,616		7.000% due 7/15/31 (d)	1,690,428
4,650,000		5.000% due 5/18/36 (h)(i)	4,456,737
4,000,000		6.000% due 5/18/36 (h)(i)	4,016,248

		TOTAL GNMA	10,424,418

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $65,753,541)	64,663,670

Face Amount	Rating‡
SOVEREIGN BONDS - 0.6%
Mexico - 0.4%
1,200,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (d)	1,257,259
770,000	BBB	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33	845,075

		Total Mexico	2,102,334

Russia - 0.2%
1,350,000	BBB	Russian Federation, 5.000% due 3/31/30 (d)(e)(f)	1,466,438

		TOTAL SOVEREIGN BONDS (Cost - $3,522,891)	3,568,772

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Agencies - 1.1%
$920,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.250% due 2/24/11	$913,863
	Federal National Mortgage Association (FNMA):
330,000	4.875% due 4/15/09	327,756
470,000	5.200% due 11/8/10	465,453
2,500,000	6.625% due 11/15/10 (d)	2,638,397
1,500,000	6.250% due 2/1/11 (d)	1,551,954

	Total U.S. Government Agencies	5,897,423

U.S. Government Obligations - 2.4%
410,000	U.S. Treasury Bonds, 5.250% due 2/15/29	407,053
	U.S. Treasury Notes:
1,025,000	4.625% due 2/29/08	1,020,676
9,210,000	4.625% due 2/28/11 (d)	9,044,515
30,000	4.750% due 3/31/11	29,773
3,415,000	4.500% due 2/15/36 (d)	3,070,034

	Total U.S. Government Obligations	13,572,051

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,813,949)	19,469,474

U.S. TREASURY INFLATION PROTECTED SECURITIES(d) - 0.6%
	U.S. Treasury Bonds, Inflation Indexed:
1,561,638	2.000% due 1/15/16	1,510,215
2,152,258	2.000% due 1/15/26	2,002,021

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,632,017)	3,512,236

Contracts
PURCHASED OPTIONS - 0.0%
25,000	Eurodollar Futures, Call @ $94.00, expires 9/18/06	19,000
2,500	Eurodollar Futures, Call @ $94.50, expires 6/19/06	775
310,000	Eurodollar Futures, Call @ $94.75, expires 9/18/06	35,650
5,000	U.S. Treasury Bonds Futures, Call @ $107.00, expires 5/26/06	3,228
8,000	U.S. Treasury Notes 5 Year Futures, Call @ $102.00, expires 5/26/06	17,250
9,000	U.S. Treasury Notes 5 Year Futures, Call @ $103.00, expires 5/26/06	10,688

	TOTAL PURCHASED OPTIONS (Cost - $117,307)	86,591

Warrants
WARRANTS(a)(b)(e) - 0.0%
505	Cybernet Internet Services International Inc., Expires 7/1/09*	0
455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10*	0
485	IWO Holdings Inc., Expires 1/15/11*	0
505	Merrill Corp., Class B Shares, Expires 5/1/09*	0
95	Pliant Corp., Expires 6/1/10*	1

	TOTAL WARRANTS (Cost - $194,409)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $519,435,025)	591,850,526

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS - 5.3%
Sovereign Bonds - 0.0%
$240,000	NR	Government of Canada, 4.962% due 9/20/06 (Cost - $235,399)	$235,399

Face Amount
U.S. Government Agencies - 0.1%
150,000		Federal Home Loan Bank (FHLB), Discount Notes, 4.588% due 5/16/06 (j)(k)	149,716
425,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.555%, 4.704% due 5/15/06 (j)(k)	424,240

		Total U.S. Government Agencies (Cost - $573,956)	573,956

Repurchase Agreements - 5.2%
7,389,000		Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $7,391,949; (Fully collateralized by U.S. Treasury obligations, 0.000% to 2.375% due 04/30/06 to 4/15/11; Market value - $7,536,826) (d)	7,389,000
21,800,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity - $21,808,629; (Fully collateralized by U.S. Treasury Note, 4.625% due 3/31/08; Market value - $22,239,634) (d)	21,800,000

		Total Repurchase Agreements (Cost - $29,189,000)	29,189,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $29,998,355)	29,998,355

		TOTAL INVESTMENTS - 109.9% (Cost - $549,433,380#)	621,848,881
		Liabilities in Excess of Other Assets - (9.9)%	(55,980,550)

		TOTAL NET ASSETS - 100.0%	$565,868,331

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is currently in default.

(d)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(g)	Rating by Moody’s Investors Service.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(j)	Rate shown represents yield to maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 17 and 18 for definitions of ratings.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

ARM - Adjustable Rate Mortgage

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments April 30, 2006 (unaudited) (continued)

	Schedule of Options Written
Contracts	Security	Expiration Date	Strike Price	Value
81	Eurodollar Futures, Call	9/18/06	$95.00	$6,075
14	Eurodollar Futures, Call	9/18/06	94.875	1,925
14	Eurodollar Futures, Put	9/18/06	94.625	2,100
24	U.S. Treasury Bonds Futures, Call	5/26/06	113.00	375
16	U.S. Treasury Bonds Futures, Call	9/25/26	113.00	2,250
18	U.S. Treasury Bonds Futures, Call	5/26/06	110.00	844
29	U.S. Treasury Bonds Futures, Call	8/25/06	111.00	9,969
3	U.S. Treasury Bonds Futures, Call	5/26/06	108.00	984
10	U.S. Treasury Bonds Futures, Call	5/26/06	109.00	1,406
7	U.S. Treasury Bonds Futures, Call	8/25/06	109.00	5,250
9	U.S. Treasury Bonds Futures, Call	8/25/06	108.00	9,281
12	U.S. Treasury Bonds Futures, Put	8/25/06	108.00	31,500
4	U.S. Treasury Bonds Futures, Put	8/25/06	105.00	4,187
12	U.S. Treasury Notes 5 Year Futures, Call	5/26/06	105.00	563
3	U.S. Treasury Notes 5 Year Futures, Call	8/25/06	105.50	563
6	U.S. Treasury Notes 5 Year Futures, Call	8/25/06	105.00	1,687
107	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	109.00	1,672
41	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	108.00	641
16	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	109.00	1,750
11	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	107.00	687
51	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	108.00	11,156
6	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	106.00	1,781
33	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	107.00	14,438
107	U.S. Treasury Notes 10 Year Futures, Put	5/26/06	105.00	26,750
12	U.S. Treasury Notes 10 Year Futures, Put	8/26/06	105.00	9,938

	TOTAL OPTIONS WRITTEN (Premiums received - $268,381)			$147,772

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend and Income Fund (formerly Smith Barney Dividend and Income Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Notes to Schedule of Investments (unaudited) (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$87,468,715
Gross unrealized depreciation	(15,053,214)

Net unrealized appreciation	$72,415,501

At April 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	16	3/08	$3,796,130	$3,791,600	$(4,530)
Eurodollar Futures	10	6/06	2,368,925	2,370,250	1,325
Eurodollar Futures	24	9/06	5,679,670	5,685,600	5,930
U.S. Treasury Notes 5 Year	165	6/06	17,319,497	17,185,781	(133,716)
U.S. Treasury Notes 10 Year	110	6/06	11,765,269	11,613,593	(151,676)
U.S. Treasury Bonds	93	6/06	10,301,746	9,936,469	(365,277)

Net Unrealized Loss on Open Futures Contracts					$(647,944)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended April 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $464,460,065. For the period ended April 30, 2006, the Fund recorded interest income of $481,252 related to such transactions. At April 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $43,407,343.

During the period ended April 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding January 31, 2006	—	$—
Options written	687	294,535
Options closed	(41)	(26,154)
Options expired	—	—

Options written, outstanding April 30, 2006	646	$268,381

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006